financing costs	6 Months Ended
Jun. 30, 2023
financing costs
financing costs
9	financing costs

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
Interest expense
Interest on long-term debt, excluding lease liabilities – gross		$270	$179	$533	$348
Interest on long-term debt, excluding lease liabilities – capitalized [1]		(1)	(12)	(3)	(27)
Interest on long-term debt, excluding lease liabilities		269	167	530	321
Interest on lease liabilities	19	31	17	59	33
Interest on short-term borrowings and other		9	3	12	7
Interest accretion on provisions	25	7	5	15	8
		316	192	616	369
Employee defined benefit plans net interest	15	2	2	4	4
Foreign exchange		—	(17)	4	(16)
Virtual power purchase agreements unrealized change in forward element		7	(80)	26	(80)
		325	97	650	277
Interest income		(2)	—	(7)	(1)
		$323	$97	$643	$276
Net interest cost	3			$616	$379
Interest on long-term debt, excluding lease liabilities – capitalized [1]				(3)	(27)
Employee defined benefit plans net interest				4	4
Virtual power purchase agreements unrealized change in forward element				26	(80)
				$643	$276

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 3.10% was capitalized to intangible assets with indefinite lives during the period.